Acquisitions	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Acquisitions.
Acquisitions

Note 4.Acquisitions

On January 26, 2021, the Company purchased 100% of the membership interests of Fiber Network Solutions, LLC (“FNS”), a Texas based company that provides new fiber optic construction services, as well as maintenance and repair services to renewable energy, commercial, and utility clientele in the United States. The overall consideration transferred was $20,059 thousand of cash and rollover equity valued at $2,000 thousand. The purchase price is subject to adjustment based upon FNS exceeding pre-determined EBITDA thresholds for the years ending 2021, 2022, 2023, and 2024, as defined in the agreement, subject to a maximum additional payment of $20,000 thousand. As of the acquisition date, the fair value of the contingent consideration was determined to be $8,200 thousand. The cash consideration was funded by the issuance of equity, as well as the issuance of convertible notes with the majority member of HoldCo.

On August 6, 2021, the Company acquired certain assets and liabilities from Broken Arrow Communications, Inc. (“Broken Arrow”), a New Mexico based company that provided a wide variety of services for the installation, construction, and maintenance of wireless communication facilities. The consideration transferred was $5,000 thousand of cash. The purchase price is subject to adjustment based upon Broken Arrow exceeding pre-determined crew count and EBITDA thresholds for certain markets for the 5-month period of August 2021 through December 2021 and for the year ending December 31, 2022, as defined in the agreement, subject to a maximum additional payment of $10,000 thousand. As of the acquisition date, the fair value of the contingent consideration was determined to be $7,552 thousand. The cash consideration was funded by the issuance of convertible notes in June 2021.

On August 30, 2021, the Company purchased 100% of the membership interests of Concurrent Group LLC (“Concurrent”), a Florida based company that provides construction, maintenance, and restoration services for utilities, electric membership co-ops, and municipally owned power providers. The overall consideration transferred was $13,828 thousand of cash, rollover equity valued at

$6,000 thousand, and acquisition debt of $14,143 thousand. The purchase price is subject to adjustment based upon Concurrent exceeding pre-determined EBITDA thresholds for LTM periods ending at the closing of the third quarter of 2022, 2023 and 2024, as defined in the agreement, subject to a maximum additional payment of $30,000 thousand. As of the acquisition date, the fair value of the contingent consideration was determined to be $7,000 thousand. The cash consideration was funded by convertible notes issued by the Company in June 2021. Refer to Footnote 8 for more information.

On October 15, 2021, the Company purchased 100% of the membership interests of Urban Cable Technology, LLC (“Urban Cable”), a Pennsylvania based company that provides a range of services, including aerial and underground construction, engineering, multiple dwelling units wiring and rewiring, and fiber placement to broadband and telecom cable operators. The overall consideration transferred was $8,436 thousand of cash and rollover equity valued at $4,000 thousand. The purchase price is subject to adjustment based upon Urban Cable exceeding pre-determined EBITDA for the years ending 2021, 2022, 2023, and 2024, as defined in the agreement. As of the acquisition date, the fair value of the contingent consideration was determined to be $3,450 thousand. The cash consideration was funded by line of credit.

The acquisitions were recognized as business combinations with FNS reporting within our Renewables and Recovery Logistics Segment and Broken Arrow, Concurrent, and Urban Cable reporting within our Telecom Segment. The identifiable assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition dates. Goodwill resulted from expected synergies and revenue growth from combining operations with the Company.

The working capital amounts for Concurrent and Urban Cable that are provisional are subject to adjustment as the Company obtains additional information. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from the acquisition date.

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisitions (in thousands):

	FNS	Broken Arrow	Concurrent	Urban Cable
Purchase consideration:
Cash paid	$20,059	$5,000	$13,828	$8,436
Rollover equity	2,000	—	6,000	4,000
Contingent consideration	8,200	7,552	7,000	3,450
Acquisition debt	—	—	14,143	—
Due from seller	—	—	(510)	(151)
	$30,259	$12,552	$40,461	$15,735
Purchase price allocations:
Cash	$—	$—	$1,289	$185
Accounts receivable	—	5,126	8,458	3,695
Inventories	—	133	25	—
Prepaid expenses	—	94	—	14
Other current assets	—	—	10	28
Property and equipment	9,978	219	5,263	1,361
Other long-term assets	—	32	60	—
Customer relationships	17,370	5,750	22,330	10,910
Trademarks and trade names	270	80	760	340
Goodwill	8,082	5,319	8,552	799
	35,700	16,753	46,747	17,332
Accounts payable	—	(1,987)	(1,938)	(1,184)
Accrued expenses	—	(156)	(799)	(323)
Contract liabilities	—	(2,058)	(367)	—
Capital lease obligations	(5,441)	—	(3,182)	(90)
	$30,259	$12,552	$40,461	$15,735

During the first quarter ended April 2, 2022, the Company adjusted the provisional amounts within the purchase price allocation for Urban Cable, which resulted in an increase in goodwill of $64 thousand. The Company made this measurement period adjustment to reflect facts and circumstances that related to accounts payable. During the second quarter ended July 2, 2022, the Company adjusted the provisional amounts within the purchase price allocation for Broken Arrow, which resulted in an increase in goodwill of $156 thousand. The Company made this measurement period adjustment to reflect facts and circumstances that related to inventory. All changes existed at the acquisition date and did not result from intervening events after such date.

Note 4.Acquisitions

On January 26, 2021, the Company purchased 100% of the membership interests of Fiber Network Solutions, LLC (“FNS”), a Texas based company that provides new fiber optic construction services, as well as maintenance and repair services to renewable energy, commercial, and utility clientele in the United States. The overall consideration transferred was $20,059 thousand of cash and rollover equity valued at $2,000 thousand. The purchase price is subject to adjustment based upon FNS exceeding pre-determined EBITDA thresholds for the years ending 2021, 2022, 2023, and 2024, as defined in the agreement, subject to a maximum additional payment of $20.0 million. As of the acquisition date, the fair value of the contingent consideration was determined to be $8,200 thousand. The cash consideration was funded by the issuance of equity, as well as, the issuance of convertible notes with the majority member.

On August 6, 2021, the Company acquired certain assets and liabilities from Broken Arrow Communications, Inc. (“Broken Arrow”), a New Mexico based company that provides a wide variety of services for the installation, construction, and maintenance of wireless communication facilities. The consideration transferred was $5,000 thousand of cash. The purchase price is subject to adjustment based upon Broken Arrow exceeding pre-determined crew count and EBITDA thresholds for certain markets for the 5-month period of August 2021 through December 2021 and for the year ending December 31, 2022, as defined in the agreement, subject to a maximum additional payment of $10.0 million. As of the acquisition date, the fair value of the contingent consideration was determined to be $7,552 thousand. The cash consideration was funded by the issuance of convertible notes in June 2021.

On August 30, 2021, the Company purchased 100% of the membership interests of Concurrent Group LLC (“Concurrent”), a Florida based company that provides construction, maintenance, and restoration services for utilities, electric membership co-ops, and municipally owned power providers. The overall consideration transferred was $13,828 thousand of cash, rollover equity valued at $6,000 thousand, and acquisition debt of $14,143 thousand. The purchase price is subject to adjustment based upon Concurrent exceeding pre-determined EBITDA thresholds for LTM periods ending in the third quarter of 2022, 2023 and 2024, as defined in the agreement, subject to a maximum additional payment of $30.0 million. As of the acquisition date, the fair value of the contingent consideration was determined to be $7,000 thousand. The cash consideration was funded by the issuance of convertible notes in June 2021.

On October 15, 2021, the Company purchased 100% of the membership interests of Urban Cable Technology, LLC (“Urban Cable”), a Pennsylvania based company that provides a range of services, including aerial and underground construction, engineering, multiple dwelling units wiring and rewiring, and fiber placement to broadband and telecom cable operators. The overall consideration transferred was $8,436 thousand of cash and rollover equity valued at $4,000 thousand. The purchase price is subject to adjustment based upon Urban Cable exceeding pre-determined EBITDA for the years ending 2021, 2022, 2023, and 2024, as defined in the agreement. As of the acquisition date, the fair value of the contingent consideration was determined to be $3,450 thousand. The cash consideration was funded by line of credit.

The acquisitions were recognized as business combinations with FNS reporting within our Renewables and Recovery Logistics Segment and Broken Arrow, Concurrent, and Urban Cable reporting within our Telecom Segment. The identifiable assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition dates. Goodwill resulted from expected synergies and revenue growth from combining operations with the Company.

The working capital amounts for Concurrent and Urban are considered provisional and are subject to adjustment as the Company obtains additional information. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from the acquisition date.

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisitions (in thousands):

	FNS	Broken Arrow	Concurrent	Urban Cable
Purchase consideration:
Cash paid	$20,059	$5,000	$13,828	$8,436
Rollover equity	2,000	—	6,000	4,000
Contingent consideration	8,200	7,552	7,000	3,450
Acquisition debt	—	—	14,143	—
Due from seller	—	—	(510)	(151)
	$30,259	$12,552	$40,461	$15,735
Purchase price allocations:
Cash	$—	$—	$1,289	$185
Accounts receivable	—	5,126	8,458	3,695
Inventories	—	133	25	—
Prepaid expenses	—	94	—	14
Other current assets	—	—	10	28
Property and equipment	9,978	219	5,263	1,361
Other long-term assets	—	32	60	—
Customer relationships	17,370	5,750	22,330	10,910
Trademarks and trade names	270	80	760	340
Goodwill	8,082	5,319	8,552	735
	35,700	16,753	46,747	17,268
Accounts payable	—	(1,987)	(1,938)	(1,120)
Accrued expenses	—	(156)	(799)	(323)
Contract liabilities	—	(2,058)	(367)	—
Capital lease obligations	(5,441)	—	(3,182)	(90)
	$30,259	$12,552	$40,461	$15,735

During Q4 2021, the Company adjusted the provisional amounts within purchase price allocation for Broken Arrow and Concurrent, which resulted in an increase in goodwill of $886 thousand for Broken Arrow and a decrease of $2,186 in goodwill for Concurrent. The Company made this measurement period adjustment to reflect facts and circumstances that related to accounts receivable, customer relationships, accounts payable, and contingent consideration for Broken Arrow and cash, accounts receivable, property and equipment, customer relationships, trademarks and trade names, accounts payable, and contingent consideration for Concurrent. The changes existed at the acquisition date and did not result from intervening events subsequent to such date.

Costs incurred to affect the acquisitions, including the ROCR business combination, as well as, costs associated with failed transactions, are recognized separately rather than included in the cost allocated to the assets acquired and liabilities assumed. Total transaction related costs of $3,826 thousand and $988 thousand were reflected in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020, respectively.